Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025
Assets
Cash	$ 568,161	$ 581,710	$ 340,186
Securities (note 4)	106,277	80,923	104,807
Credit assets, net of allowance for credit losses (note 5)	5,675,879	5,066,378	4,523,812
Property and equipment	28,107	23,936	24,376
Goodwill	12,301	12,301	12,301
Intangible assets	7,667	10,560	11,159
Other assets (note 6)	42,308	32,667	30,492
Assets	6,440,700	5,808,475	5,047,133
Liabilities and Shareholders' Equity
Deposits	5,520,909	4,860,863	4,205,185
Subordinated notes payable (note 7)	100,688	103,516	101,844
Other liabilities (note 8)	266,865	311,423	211,798
Liabilities	5,888,462	5,275,802	4,518,827
Shareholders' equity:
Share capital (note 9)	331,264	325,910	329,799
Contributed surplus	980	2,473	2,540
Retained earnings	220,721	203,728	196,284
Accumulated other comprehensive income (loss), net of taxes	(727)	562	(317)
Equity	552,238	532,673	528,306
Equity and liabilities	$ 6,440,700	$ 5,808,475	$ 5,047,133